Fair value measurement - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial instruments
Net financial instruments at fair value	$ 131,226	$ 155,057
Level 3
Financial instruments
Net financial instruments at fair value	$ 621	$ 640
Percentage using valuation method	0.50%	0.50%
Level 3 | With-profits and unit-linked funds
Financial instruments
Net financial instruments at fair value	$ 507	$ 511
Level 3 | Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value	$ 114	$ 129
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	$ (11)	$ (26)
Level 3 | Non-linked shareholder-backed | External valuation
Financial instruments
Net financial instruments at fair value	112	112
Level 3 | Equity-type securities | Internal valuation
Financial instruments
Net financial instruments at fair value	$ 1	$ 1
Percentage using valuation method	0.10%	0.10%
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	$ 577	$ 577
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	$ 44	$ 63